INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Current Payable [Abstract]
Federal	$ 18,664	$ 12,683	$ 5,167
State and local	4,852	3,381	2,160
Foreign	5,619	3,928	3,123
Total current payable	29,135	19,992	10,450
Net Deferred [Abstract]
Federal	4,128	3,696	3,464
State and local	1,079	600	946
Foreign	(193)	166	194
Total net deferred	5,014	4,462	4,604
Total income tax expense	34,149	24,454	15,054
Components of earnings before income taxes [Abstract]
U.S.	79,365	59,334	31,768
Foreign	16,348	10,924	9,296
Total	95,713	70,258	41,064
Effective income tax rate reconciliation [Abstract]
Statutory federal income tax rate (in hundredths)	35.00%	35.00%	35.00%
State and local taxes (net of federal benefits) (in hundredths)	4.10%	4.20%	5.20%
Effect of noncontrolling owned interest in earnings of partnerships (in hundredths)	(0.20%)	(0.30%)	(0.50%)
Manufacturing deduction (in hundredths)	(2.00%)	(2.00%)	(1.60%)
Tax credits, including foreign tax credit (in hundredths)	(1.90%)	(2.50%)	(1.20%)
Change in valuation allowance (in hundredths)	0.00%	0.00%	0.00%
Change in uncertain tax positions reserve (in hundredths)	(0.20%)	0.60%	(1.00%)
Other permanent differences (in hundredths)	0.60%	0.60%	1.10%
Other, net (in hundredths)	0.30%	(0.80%)	(0.40%)
Effective income tax rate (in hundredths)	35.70%	34.80%	36.60%
Components of Deferred Tax Assets [Abstract]
Employee benefits	8,189	7,698
Net operating loss carryforwards	1,045	1,136
Foreign subsidiary capital loss carryforward	574	628
Other tax credits	3,034	2,141
Inventory	488	113
Reserves on receivables	1,086	1,011
Accrued expenses	4,186	4,470
Other, net	3,790	3,172
Gross deferred income tax assets	22,392	20,369
Valuation allowance	(1,371)	(1,021)
Deferred income tax assets	21,021	19,348
Components of Deferred Tax Liabilities [Abstract]
Depreciation	(23,907)	(21,114)
Intangibles	(18,056)	(15,269)
Other, net	(2,629)	(1,522)
Deferred income tax liabilities	(44,592)	(37,905)
Net deferred income tax liability	$ (23,571)	$ (18,557)